SEMI ANNUAL REPORT

TEMPLETON EMERGING
MARKETS FUND, INC.

FEBRUARY 29, 2000


[FRANKLIN TEMPLETON LOGO]
FRANKLIN TEMPLETON

[PHOTO]
J. MARK MOBIUS, Ph.D.
President
Templeton Emerging
Markets Fund, Inc.

Dr. Mobius has been living in emerging market countries since earning his Ph.D. in economics and political science at Massachusetts Institute of Technology in 1964. During his extensive travels, he has acquired a thorough knowledge of business practices and customs unique to developing nations.

SHAREHOLDER LETTER

Your Fund's Goal: Templeton Emerging Markets Fund seeks long-term capital appreciation by investing primarily in emerging country equity securities.

Dear Shareholder:

This semiannual report of Templeton Emerging Markets Fund covers the six months ended February 29, 2000, a period of relatively strong economic performance for many emerging market countries. Hong Kong's recession officially ended when the government reported two consecutive quarters of economic growth, as property prices stabilized, tourism picked up and retail sales improved. The announcement of two large construction projects and a multi-billion dollar project designed to attract information technology and multimedia investment also boosted Hong Kong's stock market. In addition, the Chinese government divested some of the holdings acquired in 1998 when it made substantial purchases to support the Hong Kong stock market.

Thailand's economy grew fairly significantly during the period, and the International Monetary Fund (IMF)


CONTENTS

Shareholder Letter ........................................................    1

Performance Summary .......................................................    6

Important Notice to Shareholders ..........................................    7

Financial Highlights & Statement of Investments ...........................    9

Financial Statements ......................................................   18

Notes to the Financial Statements .........................................   21

[PYRAMID GRAPH]


All portfolio holdings mentioned in the report are listed by their complete legal titles in the Fund's Statement of Investments (SOI), a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount. The SOI begins on page 10.

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets 2/29/00

[PIECHART]
Asia 35.6%

Latin American 34.6%

Middle East & Africa 14.5%

Europe 10.2%

Short-Term Investments & Other Net Assets 5.1%

reported that the country no longer needed to renew its $17.2 billion loan package scheduled to expire in June 2000 -- most likely a positive indication of Thailand's improving economic health. With economic growth exceeding many analysts' expectations, a lower-than-expected inflation rate and a surge in imports indicating domestic consumption seems to be back on track, Thailand appears to be on its way to recovery. Elsewhere in Asia, political events helped support a more positive environment during the period. Stability in the Malaysian and Indian governments increased investor confidence there, and an election brought in a new, more progressive government in Indonesia.

Latin American markets generally performed well during the six months under review due largely to rising commodity prices and regional governments' efforts to restructure their economies. In Brazil, figures released on February 8, 2000 showed its economy grew by 3.1% between October and December 1999, compared with the same period a year earlier. This growth, combined with a stable currency, enabled the nation to regain investors' favor during the reporting period.

Argentina's newly elected president, Fernando de la Rua, promised to invigorate his country's economy by cutting the deficit and reducing unemployment. His government also signed an agreement for a higher-than-expected $7.4 billion Standby Fund with the IMF, fueling improved investor confidence in Argentina.

In Mexico, the ruling Partido Revolucionario Institucional party held its first primary election in over half a century, with former Interior Minister Francisco Labastida emerging as the party's next presidential candidate. The election's results, the release of stronger-than-expected third-quarter economic growth numbers, plus the approval of a $1 billion "Fund to Strengthen the State" and plans to invest almost $15 billion in Mexico's energy sector helped to raise investor confidence in the country. Reflecting the improving environment, Moody's Investors Service raised its Mexico credit outlook from stable to positive in February 2000.(1)

In Europe, the European Union (EU) played a dominant role in the economic and political development of many Eastern European countries. Efforts to meet EU admission requirements proved beneficial for Poland, Slovakia, Hungary and the Czech Republic, whose economies performed well during the reporting period.

The EU also signed a free trade agreement with South Africa, contributing in part to that country's growth during the period. Stronger gold prices, greater demand for diamonds and other natural resources, and the restructurings of several large South African companies also helped propel the nation's economy forward. Despite the uncertainty of elections in Russia and international concerns about Chechnya, which led to the imposition of sanctions by the EU, the Russian stock market posted a gain of 77.8% in U.S.-dollar terms for the six months under review. Russia's fiscal condition quickly improved when oil


TOP 10 COUNTRIES*

Equity Investments Based on
Total Net Assets
2/29/00

                                                                        % OF TOTAL
COUNTRY                                                                 NET ASSETS
----------------------------------------------------------------------------------
Brazil                                                                     13.6%

Mexico                                                                     11.0%

South Africa                                                               10.9%

Thailand                                                                    7.4%

Hong Kong                                                                   5.7%

Argentina                                                                   5.2%

Indonesia                                                                   4.6%

Turkey                                                                      4.4%

South Korea                                                                 4.1%

Singapore                                                                   3.8%


*Does not include investments in fixed-income securities, short-term investments or other net assets.


(1) Source: Moody's Investors Service.

TOP 10 HOLDINGS*
2/29/00

COMPANY                                                                  % OF TOTAL
INDUSTRY, COUNTRY                                                        NET ASSETS
-----------------------------------------------------------------------------------
Telefonos de Mexico
SA (Telmex), ADR
Telecommunications, Mexico                                                  5.3%

Anglo American PLC
Metals & Mining, South Africa                                               2.2%

Telecomunicacoes de
Sao Paulo SA, ADR
Telecommunications, Brazil                                                  2.1%

Grupo Financiero Banamex
Accival SA de CV
Banking, Mexico                                                             2.1%

Cia Vale do Rio Doce, A, pfd
Metals & Mining, Brazil                                                     2.1%

Telecom Argentina
Stet-France SA (Teco), B, ADR
Telecommunications, Argentina                                               2.1%

Korea Electric Power Corp.
Utilities Electrical & Gas,
South Korea                                                                 2.1%

Cheung Kong Holdings Ltd.
Multi-Industry, Hong Kong**                                                 2.0%

PT Telekomunikasi Indonesia
(Persero), B
Telecommunications, Indonesia                                               1.9%

Akbank Banking, Turkey                                                      1.9%

*Does not include investments in fixed-income securities, short-term investments or other net assets.

**Hong Kong reverted to the sovereignty of China on July 1, 1997.


prices almost tripled from their lows in early 1999, and the ruble's devaluation made domestically produced goods more competitive in the world's markets, enhancing business prospects for the country's manufacturers.

Within this environment, the Fund posted a -6.08% six-month cumulative total return in market price terms and a +12.13% return in net asset value terms, as shown in the Performance Summary on page 6.

Attempting to maximize returns during the period, we actively repositioned the portfolio, leading to substantial changes in its composition. We sold our holdings in China's Shenzhen B Share markets to take advantage of bargains in Estonia, Croatia, Greece and Malaysia. And due to advances in Latin American stock markets, we increased the Fund's overall exposure to Latin America from 28.2% of total net assets at the beginning of the period to 34.6% on February 29, 2000, while reducing the Fund's Asian exposure from 45.4% to 35.6%.

Looking forward, we are optimistic about investment opportunities in emerging market countries. We believe positive political and economic developments may continue to propel emerging markets along the path to recovery. Believing that improved economic efficiencies and better corporate governance could benefit stock prices, we will continue to favor those countries and companies most actively engaged in reform.

Of course, investing in foreign securities involves special risks, such as adverse economic, social and political developments in the countries where the Fund invests, as well as market and currency volatility. Emerging market securities involve heightened risks related to the same factors, in addition to those associated with the relatively small size and lesser liquidity of these markets. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, severe market corrections. For example, Hong Kong's equity market has increased 1,322% in the last 15 years, but has suffered 5 quarterly declines of more than 20% each during that time.(2) While short-term volatility can be disconcerting, declines in excess of 50% are not unusual in emerging markets.

Thank you for your continued support. We welcome your comments and suggestions.

Sincerely,


/s/ Mark Mobius
Mark Mobius
President
Templeton Emerging Markets Fund, Inc.


This discussion reflects our views, opinions and portfolio holdings as of February 29, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.


(2) Source: Hang Seng Index. Based on quarterly percentage price change over 15 years ended December 31, 1999. Market return is measured in U.S. dollar terms and does not include reinvested dividends.

SIX-MONTH PERFORMANCE SUMMARY
AS OF 2/29/00

Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of the Fund's operating expenses. Past distributions are not indicative of future trends. All total returns include reinvested distributions according to the terms specified in the Fund's dividend reinvestment and cash purchase plan and do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases.

PERFORMANCE

Six-Month Total Return              +12.13% (Based on change in Net Asset Value)
                                    -6.08%  (Based on change in Market Price)

Net Asset Value (NAV)               $12.86 (2/29/00)          $11.60 (8/31/99)
Change in NAV                       +$1.26
Market Price (NYSE)                 $11.375 (2/29/00)         $12.250 (8/31/99)
Change in Market Price              -$0.875
Distributions (9/1/99 - 2/29/00)    Dividend Income           $0.1031
                                    Long-Term Capital Gain    $0.0311
                                    ---------------------------------
                                    Total                     $0.1342

Templeton Emerging Markets Fund paid distributions derived from long-term capital gains of 3.11 cents ($0.0311) per share in October 1999. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).

ADDITIONAL PERFORMANCE
AS OF 3/31/00

                                                                         INCEPTION
                                    1-YEAR      5-YEAR      10-YEAR      (2/26/87)
----------------------------------------------------------------------------------
Cumulative Total Return(1)

   Based on change in
   net asset value                  +33.01%     +69.67%     +437.74%      +807.35%

   Based on change in
   market price                     +1.22%      +24.99%     +294.60%      +508.54%

Average Annual Total Return(2)

   Based on change in
   net asset value                  +33.01%     +11.15%     +18.32%       +18.35%

   Based on change in
   market price                     +1.22%      +4.56%      +14.71%       +14.79%

(1) Cumulative total return represents the change in value of an investment over the periods indicated.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.


For  updated   performance   figures,   please  call   Franklin   Templeton   at
1-800/342-5236.

Past performance does not guarantee future results.

IMPORTANT NOTICE TO SHAREHOLDERS

ADOPTION OF DEFINITIONS OF "EMERGING MARKET" AND "EMERGING MARKET COMPANY." The Fund uses the following definitions of "emerging market" and "emerging market company" to reflect the dynamic nature of what constitutes an "emerging market" or an "emerging market company." The following definitions generally will be used in managing the Fund's portfolio:

"Emerging market" countries are (i) countries that are generally considered low or middle income countries by the International Bank of Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation; or (ii) countries that are classified by the United Nations or otherwise regarded by their authorities as developing or (iii) countries with a stock market capitalization of less than 3% of the Morgan Stanley Capital International(R) World Index.

"Emerging market companies" are (i) companies whose principal securities trading markets are in emerging market countries or (ii) companies that derive a significant share of their total revenue from either goods or services produced or sales made in emerging market countries or (iii) companies that have a significant portion of their assets in emerging market countries or (iv) companies that are linked to currencies of emerging market countries or (v) companies that are organized under the laws of or with principal offices in emerging market countries.

These definitions as used by the Fund's manager may differ from the definition of the same terms as used in managing other Franklin Templeton funds. The Board of Directors may change these definitions without shareholder approval.

EURO RISK. On January 1, 1999, the European Economic and Monetary Union (EMU) introduced a new single currency called the euro. By July 1, 2002, the euro, which will be implemented in stages, will have replaced the national currencies of the following member countries: Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

Currently, the exchange rate of the currencies of each of these countries is fixed to the euro. The euro trades on currency exchanges and is available for non-cash transactions. The participating countries currently issue sovereign debt exclusively in euro. By July 1, 2002, euro-denominated bills and coins will replace the bills and coins of the above countries.

The new European Central Bank has control over each country's monetary policies. Therefore, the participating countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of each of the participating countries, however, has retained the authority to set its own tax and spending policies and public debt levels.

The change to the euro as a single currency is new and untested. It is uncertain how eleven different economies will adjust to a unified monetary system and the loss of exchange rate flexibility. In the first six months of the euro's existence, the exchange rates of the euro versus many of the world's major currencies steadily declined. In this environment, U.S. and other foreign investors experienced erosion of their investment returns on their euro-denominated securities.

It is not possible to predict the impact of the euro on currency values or on the business or financial condition of European countries and issuers and issuers in other regions whose securities the Fund may hold, or the impact, if any, on Fund performance. The transition and the elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets. The Fund's non-U.S. dollar (euro or other) denominated investments will still be exposed to currency risk due to fluctuations among those currencies and versus the U.S. dollar.

While the implementation of the euro could have a negative effect on the Fund, the Fund's manager and its affiliated service providers are taking steps they believe are reasonably designed to address the euro issue.

TEMPLETON EMERGING MARKETS FUND, INC.
Financial Highlights

                                              SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                              FEBRUARY 29, 2000    --------------------------------------------------------
                                                (UNAUDITED)+        1999+        1998        1997        1996        1995
                                              -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the
  period)
Net asset value, beginning of period......          $11.60           $10.85      $20.67      $17.26      $18.23      $22.77
                                              -----------------------------------------------------------------------------
Income from investment operations:
 Net investment income....................             .05              .13         .26         .27         .25         .23
 Net realized and unrealized gains
   (losses)...............................            1.34             5.17       (7.64)       4.27        1.20       (1.62)
                                              -----------------------------------------------------------------------------
Total from investment operations..........            1.39             5.30       (7.38)       4.54        1.45       (1.39)
                                              -----------------------------------------------------------------------------
Less distributions from:
 Net investment income....................            (.10)            (.29)       (.26)       (.21)       (.26)       (.10)
 Net realized gains.......................            (.03)           (4.26)      (2.18)       (.92)      (2.16)      (3.05)
                                              -----------------------------------------------------------------------------
Total distributions.......................            (.13)           (4.55)      (2.44)      (1.13)      (2.42)      (3.15)
                                              -----------------------------------------------------------------------------
Net asset value, end of period............          $12.86           $11.60      $10.85      $20.67      $17.26      $18.23
                                              =============================================================================
Total Return*
 Based on market value per share..........         (6.08)%           99.91%    (54.35)%      33.81%       7.45%    (16.94)%
 Based on net asset value per share.......          12.13%           60.34%    (39.69)%      27.34%       8.69%     (8.53)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's).........        $227,071         $204,804    $182,352    $342,002    $283,678    $294,962
Ratios to average net assets:
 Expenses.................................           1.63%**          1.63%       1.70%       1.67%       1.71%       1.73%
 Net investment income....................            .75%**          1.18%       1.58%       1.38%       1.51%       1.28%
Portfolio turnover rate...................          26.13%           45.00%      40.51%      12.60%       8.83%      27.58%

*Total return is not annualized.
**Annualized.
+Based on average weighted shares outstanding.
                       See Notes to Financial Statements.
                                                                               9

TEMPLETON EMERGING MARKETS FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (UNAUDITED)

                                                                   INDUSTRY                      SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES 94.9%
ARGENTINA 5.2%
Banco Frances SA...................................                Banking                         12,510      $    110,481
*Capex SA, A.......................................       Utilities Electrical & Gas               40,849           224,703
*Molinos Rio de la Plata SA, B.....................       Food & Household Products               134,437           299,839
*PC Holdings SA, B.................................           Financial Services                1,189,842         2,451,442
Quilmes Industrial SA, ADR.........................          Beverages & Tobacco                   34,350           369,263
Telecom Argentina Stet-France SA (Teco), B, ADR....           Telecommunications                  113,308         4,723,527
Telefonica de Argentina SA, ADR....................           Telecommunications                   55,815         2,550,048
Transportadora de Gas del Sur SA, B, ADR...........       Utilities Electrical & Gas              113,000         1,045,250
                                                                                                               ------------
                                                                                                                 11,774,553
                                                                                                               ------------
AUSTRIA 1.4%
Austria Tabak AG...................................          Beverages & Tobacco                   13,112           522,617
Bank Austria AG....................................                Banking                         38,540         1,677,120
Mayr-Melnhof Karton AG.............................        Forest Products & Paper                    600            32,972
OMV AG.............................................             Energy Sources                     13,345         1,044,664
                                                                                                               ------------
                                                                                                                  3,277,373
                                                                                                               ------------
BRAZIL 13.6%
Banco Bradesco SA, pfd. ...........................                Banking                     58,779,291           422,201
*Banco Bradesco SA, pfd., new......................                Banking                      5,273,968            37,882
Centrais Eletricas Brasileiras SA (Electrobras), B,
  pfd. ............................................       Utilities Electrical & Gas          219,886,770         4,019,970
Cia Cervejaria Brahma, pfd. .......................          Beverages & Tobacco                  164,400           101,269
Cia Energetica de Minas Gerais, pfd. ..............       Utilities Electrical & Gas           11,978,000           197,050
Cia Vale do Rio Doce, A, pfd. .....................            Metals & Mining                    178,700         4,746,482
Companhia Paranaense de Energia-Copel, B, pfd. ....       Utilities Electrical & Gas              300,000             2,747
Copene-Petroquimica do Nordeste SA, A, pfd. .......               Chemicals                     4,502,800         1,547,162
Duratex SA, pfd. ..................................        Forest Products & Paper              7,320,800           241,613
Embratel Participacoes SA, pfd. ...................           Telecommunications               27,845,000           670,357
*Empresa Brasileira de Aeronautica SA..............       Aerospace & Military Tech                10,600            49,481
*Itausa-Investimentos SA, pfd., new................             Multi-Industry                    160,757           144,904
*Itausa-Investimentos SA, pfd., new, NPV...........             Multi-Industry                  2,883,854         2,672,800
Petroleo Brasileiro SA, pfd. ......................             Energy Sources                  5,901,000         1,534,027
Tele Centro Sul Participacoes SA, pfd. ............           Telecommunications              190,797,000         2,760,329
Tele Norte Leste Participacoes SA, pfd. ...........           Telecommunications              142,897,000         3,678,417
Tele Sudeste Celular Participacoes SA, pfd. .......           Telecommunications              234,298,000         2,608,460
Telecomunicacoes de Sao Paulo SA, ADR..............           Telecommunications                  142,380         4,867,616
Unibanco Uniao de Bancos Brasileiros SA, GDR.......                Banking                         20,246           589,665
                                                                                                               ------------
                                                                                                                 30,892,432
                                                                                                               ------------
CHILE 1.2%
Cia de Telecomunicaciones de Chile SA, ADR.........           Telecommunications                   91,000         1,820,000
Empresa Nacional de Electricidad SA, ADR...........        Electrical & Electronics                29,204           346,798
Enersis SA, ADR....................................       Utilities Electrical & Gas               24,320           474,240
Madeco Manufacturera de Cobre SA, ADR..............         Industrial Components                   4,000            53,750
                                                                                                               ------------
                                                                                                                  2,694,788
                                                                                                               ------------

TEMPLETON EMERGING MARKETS FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (UNAUDITED) (CONT.)

                                                                   INDUSTRY                      SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
CHINA .9%
*China Everbright Ltd. ............................           Financial Services                   92,000      $     65,015
China Resources Enterprises Ltd. ..................             Multi-Industry                     89,000           114,927
*China Telecom HK Ltd. ............................           Telecommunications                  186,000         1,708,768
Shandong Huaneng Power Development Co. Ltd., ADR...       Utilities Electrical & Gas               27,800            97,300
                                                                                                               ------------
                                                                                                                  1,986,010
                                                                                                               ------------
COLOMBIA .9%
Bavaria SA.........................................          Beverages & Tobacco                   65,800           282,084
Cementos Argos SA..................................    Building Materials & Components            536,328         1,211,574
Cia Colombiana de Tabacos SA.......................          Beverages & Tobacco                   60,549            68,391
Compania Nacional de Chocolates SA.................       Food & Household Products                74,155           285,541
Compania Suramericana de Inversiones SA............               Insurance                       150,840           178,119
                                                                                                               ------------
                                                                                                                  2,025,709
                                                                                                               ------------
CROATIA .1%
Pliva D D, GDR, Reg S..............................         Health & Personal Care                  8,450           124,215
                                                                                                               ------------
CZECH REPUBLIC .7%
*Cesky Telecom AS..................................           Telecommunications                   11,653           244,297
*CEZ AS............................................       Utilities Electrical & Gas              390,450         1,299,792
Tabak AS...........................................          Beverages & Tobacco                       80            15,156
                                                                                                               ------------
                                                                                                                  1,559,245
                                                                                                               ------------
EGYPT .2%
Commercial International Bank Ltd. ................                Banking                         35,500           396,228
Suez Cement Co. ...................................    Building Materials & Components              6,300            89,619
                                                                                                               ------------
                                                                                                                    485,847
                                                                                                               ------------
ESTONIA .1%
*Hansabank Ltd. ...................................                Banking                         33,050           275,062
                                                                                                               ------------
GREECE
Hellenic Telecommunications Organization SA........           Telecommunications                    1,510            44,856
                                                                                                               ------------
HONG KONG 5.7%
Cable & Wireless HKT Ltd. .........................           Telecommunications                   29,654            98,875
Cheung Kong Holdings Ltd. .........................             Multi-Industry                    334,000         4,441,718
Cheung Kong Infrastructure Holdings Ltd. ..........             Multi-Industry                     66,000            90,315
*China Overseas Land & Investment Ltd. ............              Real Estate                      162,000            21,231
Citic Pacific Ltd. ................................             Multi-Industry                    457,000         2,301,794
Dairy Farm International Holdings Ltd. ............             Merchandising                     634,304           358,382
Hang Lung Development Co. Ltd. ....................              Real Estate                      599,000           465,636
Henderson China Holdings Limited...................              Real Estate                        2,000             1,054
Hong Kong Land Holdings Ltd. ......................              Real Estate                      245,800           312,166
HSBC Holdings PLC..................................                Banking                        102,366         1,173,892
Hutchison Whampoa Ltd. ............................             Multi-Industry                    161,000         2,523,770
Jardine Matheson Holdings Ltd. ....................             Multi-Industry                    257,523           901,331

TEMPLETON EMERGING MARKETS FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (UNAUDITED) (CONT.)

                                                                   INDUSTRY                      SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
HONG KONG (CONT.)
Jardine Strategic Holdings Ltd. ...................             Multi-Industry                    107,500      $    169,850
New World Development Co. Ltd. ....................              Real Estate                        8,130            11,700
Shangri-La Asia Ltd. ..............................           Leisure & Tourism                     8,888             7,138
                                                                                                               ------------
                                                                                                                 12,878,852
                                                                                                               ------------
HUNGARY 2.7%
Borsodchem RT......................................               Chemicals                        31,472         1,250,574
Egis RT............................................             Multi-Industry                        822            38,826
*Fotex First Hungarian-American Photo Service
  Co. .............................................             Multi-Industry                    837,000           439,271
Gedeon Richter Ltd. ...............................         Health & Personal Care                 17,120         1,200,120
*Graphisoft NV.....................................     Data Processing & Reproduction                350             7,009
Mol Magyar Olay-Es Gazipari RT.....................             Energy Sources                     73,590         1,395,882
OTP Bank...........................................                Banking                         18,780         1,072,197
Tiszai Vegyi Kombinat RT...........................               Chemicals                        41,260           757,887
                                                                                                               ------------
                                                                                                                  6,161,766
                                                                                                               ------------
INDIA .6%
*Gas Authority of India Ltd., GDR..................             Energy Sources                     11,600           113,100
Hindustan Petroleum Corporation Ltd. ..............             Energy Sources                      4,600            14,930
*Mahanagar Telephone Nigam Ltd. ...................           Telecommunications                   54,000           352,767
Reliance Industries Ltd. ..........................               Chemicals                       114,000           814,132
Tata Engineering & Locomotive Co. .................        Machinery & Engineering                 30,000           116,426
                                                                                                               ------------
                                                                                                                  1,411,355
                                                                                                               ------------
INDONESIA 4.6%
*Asia Pulp & Paper Co. Ltd., ADR...................        Forest Products & Paper                161,880           930,810
*Asia Pulp & Paper Co. Ltd., ADR, wts., 7/27/00....        Forest Products & Paper                 18,349             4,587
*PT Barito Pacific Timber TBK......................        Forest Products & Paper              6,233,500           440,753
PT Gudang Garamm...................................          Beverages & Tobacco                   77,000           128,333
*PT Indah Kiat Pulp & Paper Corp. TBK..............        Forest Products & Paper              1,926,800           531,978
*PT Indocement Tunggal Prakarsa....................    Building Materials & Components          1,019,000           391,131
*PT Indofoods Sukses Makmurr TBK...................       Food & Household Products             1,712,750         1,418,641
PT Indosat TBK.....................................           Telecommunications                  565,500         1,020,566
PT Semen Gresik TBK................................    Building Materials & Components            546,611           618,388
*PT Sinar Mas Agro Resources & Technology Corp. ...       Food & Household Products                73,400            28,915
PT Telekomunikasi Indonesia (Persero), B...........           Telecommunications                8,795,460         4,323,694
PT Timah TBK.......................................            Metals & Mining                  1,130,000           525,051
*PT Tjiwi Kimia TBK................................        Forest Products & Paper                810,000           190,909
                                                                                                               ------------
                                                                                                                 10,553,756
                                                                                                               ------------
ISRAEL 3.4%
*Clal Industries Ltd. .............................             Multi-Industry                      4,300            55,060
ECI Telecom Ltd. ..................................           Telecommunications                      760            25,080
*Elron Electronic Industries Ltd. .................     Data Processing & Reproduction             14,745           787,294
*Formula Systems Ltd. .............................     Data Processing & Reproduction             12,400           996,193
*Fundtech Ltd. ....................................     Data Processing & Reproduction             32,710         1,255,246

TEMPLETON EMERGING MARKETS FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (UNAUDITED) (CONT.)

                                                                   INDUSTRY                      SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
ISRAEL (CONT.)
*Galileo Technology Ltd. ..........................  Electronic Components & Instruments           78,090      $  1,498,352
Koor Industries Ltd. ..............................             Multi-Industry                        580            57,206
*Orbotech Ltd. ....................................        Electrical & Electronics                 7,300           672,056
*Sapiens International Corp. ......................     Data Processing & Reproduction              6,600           130,763
*Technomatix Technologies Ltd. ....................     Data Processing & Reproduction              5,705           261,717
Teva Pharmaceutical Industries Ltd., ADR...........         Health & Personal Care                  8,170           352,331
*Tower Semiconductor Ltd. .........................        Electrical & Electronics                14,940           401,513
*TTI Team Telecom International Ltd. ..............           Telecommunications                    2,240            89,600
*Vocaltec Communications Ltd. .....................     Data Processing & Reproduction             26,150         1,248,663
                                                                                                               ------------
                                                                                                                  7,831,074
                                                                                                               ------------
MALAYSIA .3%
Genting Bhd. ......................................           Leisure & Tourism                    39,000           172,421
Golden Hope Plantations Bhd. ......................      Misc Materials & Commodities              37,000            32,911
Resorts World Bhd. ................................           Leisure & Tourism                    93,000           337,737
Telekom Malaysia Bhd. .............................           Telecommunications                    5,000            21,184
*YTL Corp. Bhd. ...................................         Construction & Housing                 67,000           123,421
                                                                                                               ------------
                                                                                                                    687,674
                                                                                                               ------------
MEXICO 11.0%
Cemex SA...........................................    Building Materials & Components            914,261         3,952,559
Coca Cola Femsa SA de CV, L, ADR...................          Beverages & Tobacco                   17,510           335,973
*DESC SA de CV DESC, B.............................             Multi-Industry                    379,900           251,428
Fomento Economico Mexicano SA de CV Femsa..........          Beverages & Tobacco                   15,200           675,450
*Grupo Carso SA de CV..............................             Multi-Industry                     88,800           345,986
*Grupo Financiero Banamex Accival SA de CV.........                Banking                      1,114,294         4,751,926
*Grupo Financiero Bancomer SA de CV................                Banking                      2,118,500         1,044,777
Telefonos de Mexico SA (Telmex), ADR...............           Telecommunications                  183,960        12,095,370
Tubos de Acero de Mexico SA........................        Machinery & Engineering                    100             1,376
*TV Azteca SA de CV, ADR...........................           Telecommunications                    2,000            27,875
Vitro SA de CV, A..................................       Food & Household Products               399,355           579,764
*Wal-Mart de Mexico SA de CV, V....................             Merchandising                     405,763           970,228
                                                                                                               ------------
                                                                                                                 25,032,712
                                                                                                               ------------
PAKISTAN .5%
*Hub Power Co. Ltd. ...............................             Energy Sources                    613,000           326,020
Pakistan Telecommunications Corp., A...............           Telecommunications                1,268,000           784,330
                                                                                                               ------------
                                                                                                                  1,110,350
                                                                                                               ------------
PERU .7%
Telefonica del Peru SA, ADR........................           Telecommunications                   78,180         1,534,283
                                                                                                               ------------
PHILIPPINES 2.8%
*Filinvest Development Corp. ......................              Real Estate                      892,000            37,874
Philippine Long Distance Telephone Co., ADR........           Telecommunications                  142,508         3,099,549
*Philippine National Bank..........................                Banking                      1,073,860         1,729,496

TEMPLETON EMERGING MARKETS FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (UNAUDITED) (CONT.)

                                                                   INDUSTRY                      SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
PHILIPPINES (CONT.)
RFM Corp. .........................................       Food & Household Products             5,635,803      $    440,082
San Miguel Corp., B................................       Food & Household Products               932,400         1,092,123
                                                                                                               ------------
                                                                                                                  6,399,124
                                                                                                               ------------
POLAND 3.3%
*Bank Polska Kasa Opieki Grupa Pekao SA............                Banking                         31,300           451,652
Bank Rozwoju Eksportu SA...........................                Banking                         19,180           543,395
Bank Slaski SA W Katowicach........................                Banking                         15,720           977,546
Elektrim SA........................................             Multi-Industry                     38,500           554,622
Impexmetal SA......................................            Metals & Mining                      1,603             9,045
Optimus SA, D......................................     Data Processing & Reproduction              1,800           125,114
*Orbis SA..........................................           Leisure & Tourism                    27,900           261,918
Prokom Software SA.................................     Data Processing & Reproduction             35,403         2,337,533
Telekomunikacja Polska SA..........................           Telecommunications                  238,121         2,172,533
Warta SA...........................................               Insurance                         2,566            95,493
                                                                                                               ------------
                                                                                                                  7,528,851
                                                                                                               ------------
RUSSIA 1.8%
Aeroflot...........................................             Transportation                     95,300            15,705
*GUM Trade House...................................             Merchandising                      28,000            20,720
*Irkutskenergo.....................................       Utilities Electrical & Gas              395,550            27,609
Lukoil Holdings, ADR...............................             Energy Sources                     21,720           890,520
Mosenergo, ADR.....................................       Utilities Electrical & Gas               27,210           137,411
*Mosenergo, GDR....................................       Utilities Electrical & Gas               33,400           167,211
*Red October.......................................       Food & Household Products                22,000            93,500
*Rostelecom, ADR...................................           Telecommunications                   68,930         1,206,275
*Rostelecom, pfd. .................................           Telecommunications                  138,400           128,712
*Tyumenaviatrans...................................             Transportation                    530,000             7,553
Unified Energy Systems.............................       Utilities Electrical & Gas            7,183,900         1,022,987
Unified Energy Systems, pfd. ......................       Utilities Electrical & Gas              252,000            15,120
*Vimpel Communications, ADR........................           Telecommunications                    6,094           261,661
                                                                                                               ------------
                                                                                                                  3,994,984
                                                                                                               ------------
SINGAPORE 3.8%
City Developments Ltd. ............................              Real Estate                      201,000           816,267
Creative Technology Ltd. ..........................        Electrical & Electronics                 4,450            96,812
DBS Group Holdings Ltd. ...........................                Banking                         37,304           460,971
First Capital Corp. Ltd. ..........................              Real Estate                      159,000           118,994
Fraser and Neave Ltd. .............................          Beverages & Tobacco                  370,700         1,032,291
*Golden Agri-Resources Ltd. .......................      Misc Materials & Commodities             360,000            87,718
Keppel Corp., Ltd. ................................             Transportation                    681,000         1,525,010
MCL Land Ltd. .....................................              Real Estate                       34,000            20,317
Natsteel Ltd. .....................................            Metals & Mining                    206,000           408,725
Oversea Chinese Banking Corp. Ltd. ................                Banking                        244,500         1,546,122
Overseas Union Enterprise Ltd. ....................           Leisure & Tourism                    48,400           124,110
Sembcorp Industries Ltd. ..........................             Multi-Industry                    340,096           317,662

TEMPLETON EMERGING MARKETS FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (UNAUDITED) (CONT.)

                                                                   INDUSTRY                      SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
SINGAPORE (CONT.)
Sembcorp Marine Ltd. ..............................        Machinery & Engineering                 56,000      $     44,184
Singapore Telecommunications Ltd. .................           Telecommunications                  158,500           257,469
United Industrial Corporation Ltd. ................             Multi-Industry                    489,000           212,769
United Overseas Bank Ltd. .........................                Banking                        238,648         1,509,116
United Overseas Land Ltd. .........................              Real Estate                      193,000           135,482
                                                                                                               ------------
                                                                                                                  8,714,019
                                                                                                               ------------
SLOVAK REPUBLIC .1%
Nafta Gbely AS.....................................       Utilities Electrical & Gas                5,662            43,244
*Slovnaft AS.......................................               Chemicals                         8,000           114,023
*Vychodoslovenske Zeleziarne AS....................            Metals & Mining                      5,000            13,897
                                                                                                               ------------
                                                                                                                    171,164
                                                                                                               ------------
SOUTH AFRICA 10.9%
Anglo American PLC.................................            Metals & Mining                    113,244         5,076,141
Barlow Ltd. .......................................             Multi-Industry                    353,444         2,590,374
BOE Ltd. ..........................................           Financial Services                  429,400           402,011
CG Smith Ltd. .....................................             Multi-Industry                    845,900            13,332
Comparex Holdings Ltd. ............................     Data Processing & Reproduction             36,700           255,958
De Beers Centenary AG..............................      Misc Materials & Commodities              55,800         1,222,469
Del Monte Royal Foods Ltd. ........................       Food & Household Products               422,925           323,291
Edgars Consolidated Stores Ltd. ...................           Textiles & Apparel                    7,495            76,785
Fedsure Holdings Ltd. .............................               Insurance                         4,500            28,583
Firstrand Ltd. ....................................               Insurance                       423,500           529,317
Illovo Sugar Ltd. .................................       Food & Household Products               274,273           250,727
Iscor Ltd. ........................................            Metals & Mining                    350,924           981,748
Johnnies Industrial Corporation Ltd. ..............             Multi-Industry                     12,800           213,848
Kersaf Investments Ltd. ...........................           Leisure & Tourism                    37,575           125,552
Liberty Life Association of Africa Ltd. ...........               Insurance                       132,260         1,284,093
Nampak Ltd. .......................................        Forest Products & Paper                499,076         1,293,962
Palabora Mining Co. Ltd. ..........................            Metals & Mining                     30,000           172,585
Rembrandt Group Ltd. ..............................             Multi-Industry                    171,800         1,489,275
Sanlam Ltd. .......................................           Financial Services                   50,800            64,053
Sappi Ltd. ........................................        Forest Products & Paper                138,100         1,142,725
Sasol Ltd. ........................................             Energy Sources                    302,600         1,936,350
South African Breweries PLC........................          Beverages & Tobacco                  384,648         2,970,629
Standard Bank Investment Corp. Ltd. ...............           Financial Services                   92,264           359,183
Tiger Brands Ltd. .................................       Food & Household Products               136,834         1,466,529
Tongaat-Hulett Group Ltd. .........................             Multi-Industry                     84,381           458,831
                                                                                                               ------------
                                                                                                                 24,728,351
                                                                                                               ------------
SOUTH KOREA 4.1%
*Korea Data Systems................................     Data Processing & Reproduction              7,130           102,118
Korea Electric Power Corp. ........................       Utilities Electrical & Gas              187,200         4,683,703
*LG Information & Communication Ltd. ..............           Telecommunications                    1,530           169,759
Samsung Electronics Co. Ltd. ......................        Electrical & Electronics                11,767         2,663,194

TEMPLETON EMERGING MARKETS FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (UNAUDITED) (CONT.)

                                                                   INDUSTRY                      SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
SOUTH KOREA (CONT.)
*Samsung Heavy Industries Co. Ltd. ................        Machinery & Engineering                166,158      $    605,223
*Samsung SDI Co. Ltd. .............................        Electrical & Electronics                39,626         1,152,586
                                                                                                               ------------
                                                                                                                  9,376,583
                                                                                                               ------------
TAIWAN .5%
China Steel Corp. .................................            Metals & Mining                     52,000            40,273
*Hon Hai Precision Industry Co. Ltd. ..............        Electrical & Electronics                30,000           279,206
Mitac International Corp. .........................     Data Processing & Reproduction             80,000           129,645
*Sunplus Technology Company Ltd. ..................        Electrical & Electronics                12,000            57,403
UNI-President Enterprises Corp. ...................       Food & Household Products               404,000           370,739
*WUS Printed Circuit Co. Ltd. .....................  Electronic Components & Instruments           95,000           150,553
                                                                                                               ------------
                                                                                                                  1,027,819
                                                                                                               ------------
THAILAND 7.4%
Advanced Info Service Public Co. Ltd., fgn. .......           Telecommunications                   42,200           655,448
American Standard Sanitaryware Public Co. Ltd.,
  fgn. ............................................    Building Materials & Components             13,300            69,789
Ayudhya Insurance Public Co. Ltd., fgn. ...........               Insurance                        10,100            23,319
*Bangkok Bank Public Co. Ltd. .....................                Banking                         17,200            17,825
*Bangkok Bank Public Co. Ltd., fgn. ...............                Banking                        143,000           230,736
*Bangkok Insurance Public Co. Ltd. BKI.............               Insurance                        12,740            38,105
BEC World Public Co Ltd., fgn. ....................           Telecommunications                   39,600           297,143
*Charoen Pokphand Feedmill Public Co. Ltd.,
  fgn. ............................................       Food & Household Products               169,598           609,601
Dusit Thani Public Company Ltd., fgn. .............           Leisure & Tourism                    74,500            66,066
*Hana Microelectronics Co. Ltd., fgn. .............        Electrical & Electronics               185,700         1,373,932
Italian-Thai Development Public Co. Ltd., fgn. ....         Construction & Housing                116,400            58,788
*Jasmine International Public Co. Ltd., fgn. ......           Telecommunications                  873,100           475,320
*Land and House Public Co. Ltd., fgn. .............              Real Estate                      390,449           181,831
*Saha Union Public Co. Ltd. .......................             Multi-Industry                     88,214            27,194
Saha Union Public Co. Ltd., fgn. ..................             Multi-Industry                     30,286             9,336
*Serm Suk Public Co. Ltd. .........................       Food & Household Products                81,900           229,917
Serm Suk Public Co. Ltd., fgn. ....................       Food & Household Products                 1,300             5,457
*Shin Corporations Public Company Ltd., fgn. ......        Electrical & Electronics               148,800         1,179,000
*Siam Cement Public Co. Ltd. ......................    Building Materials & Components            106,265         1,249,028
*Siam Cement Public Co. Ltd., fgn. ................    Building Materials & Components             66,915         1,207,858
*Siam Commercial Bank, 144A, 5.25%, fgn., cvt.
  pfd. ............................................                Banking                        834,800           503,749
Siam Makro Public Company Ltd., fgn. ..............             Merchandising                     318,300           369,951
*Telecomasia Corp. Public Co. Ltd., fgn. ..........           Telecommunications                  574,000           798,163
*Thai Airways International Public Co. Ltd.,
  fgn. ............................................             Transportation                    306,000           289,020
*Thai Farmers Bank Public Co. Ltd. ................                Banking                        695,200           592,785
*Thai Farmers Bank Public Co. Ltd., fgn. ..........                Banking                      3,485,800         3,292,373
*Total Access Communication Public Co. Ltd. .......           Telecommunications                  390,000         1,505,400
*United Communications Industries, fgn. ...........           Telecommunications                1,067,000         1,336,724
                                                                                                               ------------
                                                                                                                 16,693,858
                                                                                                               ------------

TEMPLETON EMERGING MARKETS FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (UNAUDITED) (CONT.)

                                                                   INDUSTRY                      SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
TURKEY 4.4%
Akbank.............................................                Banking                    206,853,861      $  4,228,484
Akcansa Cimento Sanayi Ve Ticaret AS...............    Building Materials & Components            900,000            19,963
Arcelik AS, Br. ...................................    Appliances & Household Durables         59,169,865         3,499,957
*Dogan Sirketler Grubu Holding AS..................             Multi-Industry                 28,636,000           846,924
*Ford Otomotiv Sanayi AS...........................              Automobiles                    1,188,000            56,837
Haci Omer Sabanci Holding AS.......................             Multi-Industry                  9,779,000           450,841
Haci Omer Sabanci Holding AS, ADR, 144A............             Multi-Industry                        460             5,371
Koc Holding AS.....................................             Multi-Industry                    761,000           145,633
*Tansas Izmir Buyuksehir Belediyesi Ic Ve Dis......             Merchandising                     314,000            62,822
*Turkiye Garanti Bankasi AS........................                Banking                     22,296,000           333,587
Yapi Ve Kredi Bankasi AS...........................                Banking                      9,338,000           276,176
                                                                                                               ------------
                                                                                                                  9,926,595
                                                                                                               ------------
VENEZUELA 2.0%
Compania Anonima Nacional Telefonos de Venezuela,
  ADR..............................................           Telecommunications                   72,750         2,423,484
Electricidad de Caracas Saica Saca, ADR............       Utilities Electrical & Gas              133,456         1,934,583
Mavesa SA, ADR.....................................       Food & Household Products               105,260           289,465
                                                                                                               ------------
                                                                                                                  4,647,532
                                                                                                               ------------
TOTAL LONG TERM SECURITIES (COST $180,980,373).....                                                             215,550,792
                                                                                                               ------------
                                                                                               PRINCIPAL
                                                                                                AMOUNT**
                                                                                            ----------------
SHORT TERM INVESTMENTS (COST $4,971,681) 2.2%
U.S. Treasury Bills, 4.960% to 5.695%, with
  maturities to 6/15/00............................                                           $ 5,042,000         4,972,001
                                                                                                               ------------
TOTAL INVESTMENTS (COST $185,952,054) 97.1%........                                                             220,522,793
OTHER ASSETS, LESS LIABILITIES 2.9%................                                                               6,548,273
                                                                                                               ------------
TOTAL NET ASSETS 100.0%............................                                                            $227,071,066
                                                                                                               ============

*Non-income producing.
**Securities denominated in U.S. dollars.
                       See Notes to Financial Statements.
                                                                              17

TEMPLETON EMERGING MARKETS FUND, INC.
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 29, 2000 (UNAUDITED)

Assets:
 Investments in securities, at value (cost $185,952,054)....    $220,522,793
 Cash.......................................................       1,837,737
 Receivables:
  Investment securities sold................................       7,073,636
  Dividends and interest....................................         955,961
                                                                ------------
      Total assets..........................................     230,390,127
                                                                ------------
Liabilities:
 Payables:
  Investment securities purchased...........................       2,837,638
  To affiliates.............................................         265,284
 Accrued expenses...........................................         216,139
                                                                ------------
      Total liabilities.....................................       3,319,061
                                                                ------------
Net assets, at value........................................    $227,071,066
                                                                ============
Net assets consist of:
 Undistributed net investment income........................    $    288,418
 Net unrealized appreciation................................      34,570,739
 Accumulated net realized loss..............................     (12,585,044)
 Capital shares.............................................     204,796,953
                                                                ------------
Net assets, at value........................................    $227,071,066
                                                                ============
Net asset value per share ($227,071,066 / 17,656,437 shares
  outstanding)..............................................          $12.86
                                                                ============

                       See Notes to Financial Statements.
 18

TEMPLETON EMERGING MARKETS FUND, INC.
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $220,051)
 Dividends..................................................    $ 2,502,485
 Interest...................................................        105,162
                                                                -----------
      Total investment income...............................                   $ 2,607,647
Expenses:
 Management fees (Note 3)...................................      1,375,048
 Administrative fees (Note 3)...............................        165,006
 Transfer agent fees........................................         16,900
 Custodian fees.............................................        104,000
 Reports to shareholders....................................         85,000
 Professional fees..........................................         20,400
 Directors' fees and expenses...............................         19,700
 Other......................................................          2,045
                                                                -----------
      Total expenses........................................                     1,788,099
                                                                               -----------
            Net investment income...........................                       819,548
                                                                               -----------
Realized and unrealized gains (losses): Net realized loss from:
  Investments...............................................     (1,133,962)
  Foreign currency transactions.............................        (68,856)
                                                                -----------
      Net realized loss.....................................                    (1,202,818)
      Net unrealized appreciation on investments............                    25,019,969
                                                                               -----------
Net realized and unrealized gain............................                    23,817,151
                                                                               -----------
Net increase in net assets resulting from operations........                   $24,636,699
                                                                               ===========

                       See Notes to Financial Statements.
                                                                              19

TEMPLETON EMERGING MARKETS FUND, INC.
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS ENDED
                                                                FEBRUARY 29, 2000         YEAR ENDED
                                                                   (UNAUDITED)          AUGUST 31, 1999
                                                                ---------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................      $    819,548           $  2,243,372
  Net realized loss from investments and foreign currency
   transactions.............................................        (1,202,818)            (9,036,810)
  Net unrealized appreciation on investments................        25,019,969             97,897,584
                                                                ---------------------------------------
    Net increase in net assets resulting from operations....        24,636,699             91,104,146

 Distributions to shareholders from:
  Net investment income.....................................        (1,820,379)            (4,872,098)
  Net realized gains........................................          (549,115)           (71,586,456)

 Capital share transactions (Note 2)........................                --              7,806,529
                                                                ---------------------------------------
    Net increase in net assets..............................        22,267,205             22,452,121

Net assets:
 Beginning of period........................................       204,803,861            182,351,740
                                                                ---------------------------------------
 End of period..............................................      $227,071,066           $204,803,861
                                                                =======================================

Undistributed net investment income included in net assets:
 End of period..............................................      $    288,418           $  1,289,249
                                                                =======================================

                       See Notes to Financial Statements.
 20

TEMPLETON EMERGING MARKETS FUND, INC.
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Emerging Markets Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a closed-end, diversified investment company. The Fund seeks long-term capital appreciation by investing primarily in emerging country equity securities. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Certain countries in which the Fund invests have imposed restrictions on the repatriation of their currencies. Other countries have previously instituted currency exchange controls in the past during periods of serious imbalance in their balance of payments or upon the occurrence of other destabilizing events. Exchange control regulations may restrict the Fund's ability to convert investment income, capital, or the proceeds of securities into U.S. dollars. As of February 29, 2000, the Fund has investments with a value of approximately $1.8 million in countries with restrictions on the repatriation of their currencies or formal exchange controls currently in place.

TEMPLETON EMERGING MARKETS FUND, INC.
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)
c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

d. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL SHARES

At February 29, 2000, there were 30 million shares authorized ($0.01 par value). During the period ended February 29, 2000, there were no share transactions and for the year ended August 31, 1999, 856,099 shares were issued for $7,806,529 from reinvested distributions, respectively.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of Templeton Asset Management Ltd. (TAML) and Franklin Templeton Services, Inc. (FT Services), the Fund's investment manager and administrative manager, respectively.

The Fund pays an investment management fee to TAML of 1.25% per year of the average daily net assets of the Fund. The Fund pays an administrative fee monthly to FT Services based on the rate of 0.15% per year of the Fund's average daily net assets.

4. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

At February 29, 2000, the net unrealized appreciation based on the cost of investments for income tax purposes of $187,216,024 was as follows:

Unrealized appreciation.....................................  $ 64,066,237
Unrealized depreciation.....................................   (30,759,468)
                                                              ------------
Net unrealized appreciation.................................  $ 33,306,769
                                                              ============

TEMPLETON EMERGING MARKETS FUND, INC.
Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES (CONT.)
Net investment income and net realized capital gains differ for financial statement and tax purposes primarily due to differing treatments of wash sales and losses realized subsequent to October 31 on the sale of securities and foreign currencies.

At August 31, 1999, the Fund had deferred capital and currency losses occurring subsequent to October 31, 1998 of $10,700,000. For tax purposes, such losses will be reflected in the year ending August 31, 2000.

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby designates $1,261,259 as a capital gain dividend for the fiscal year ended August 31, 1999.

5. INVESTMENT TRANSACTIONS

Purchases  and sales of securities  (excluding  short-term  securities)  for the
period  ended  February  29,  2000  aggregated   $57,722,088  and   $55,237,154,
respectively.

TEMPLETON EMERGING MARKETS FUND, INC.
Annual Meeting of Shareholders, March 7, 2000

An Annual Meeting of Shareholders of the Fund was held at the Fund's offices, 500 E. Broward Blvd., Ft. Lauderdale, Florida, on March 7, 2000. The purpose of the meeting was to elect four Directors of the Fund; to ratify the selection of PricewaterhouseCoopers LLP, as the Fund's independent auditors for the fiscal year ending August 31, 2000, to approve the amendment of the Fund's fundamental investment restriction regarding diversification of its investments; and to authorize the proxyholders, in their discretion, to vote upon such other matters that may properly come before the meeting or any adjournments of the meeting. At the meeting, the following persons were elected by the shareholders to serve as Directors of the Fund: John Wm. Galbraith, Betty P. Krahmer, Gordon S. Macklin and Fred R. Millsaps.* Shareholders also ratified the selection of PricewaterhouseCoopers LLP, to serve as the Fund's independent auditors for the fiscal year ending August 31, 2000 and approved the amendment of the Fund's fundamental investment restriction regarding diversification of its investments. No other business was transacted at the meeting.

The results of the voting at the Annual Meeting are as follows:

1. The election of four (4) Directors:

                                                                        % OF           % OF                        % OF
                                                                     OUTSTANDING      VOTED                     OUTSTANDING
                TERM EXPIRING 2003:                      FOR           SHARES         SHARES      WITHHELD        SHARES
---------------------------------------------------------------------------------------------------------------------------
John Wm. Galbraith..................................  9,481,212        53.70%         97.07%      286,276          1.62%
Betty P. Krahmer....................................  9,460,507        53.58%         96.86%      306,981          1.74%
Gordon S. Macklin...................................  9,480,687        53.70%         97.06%      286,801          1.62%
Fred R. Millsaps....................................  9,403,463        53.26%         96.27%      364,025          2.06%

2.  The  ratification  of  the  selection  of   PricewaterhouseCoopers   LLP  as
independent auditors of the Fund for the fiscal year ending August 31, 2000:

              % OF        % OF                 % OF                    % OF                      % OF
           OUTSTANDING   VOTED              OUTSTANDING             OUTSTANDING    BROKER     OUTSTANDING
   FOR       SHARES      SHARES   AGAINST     SHARES      ABSTAIN     SHARES      NON-VOTES     SHARES
---------------------------------------------------------------------------------------------------------
9,473,131     53.65%     96.99%   108,014      0.61%      186,343      1.06%         --           --

3. The amendment of the Fund's fundamental investment restriction regarding diversification of its investments:

              % OF        % OF                 % OF                    % OF                      % OF
           OUTSTANDING   VOTED              OUTSTANDING             OUTSTANDING    BROKER     OUTSTANDING
   FOR       SHARES      SHARES   AGAINST     SHARES      ABSTAIN     SHARES      NON-VOTES     SHARES
---------------------------------------------------------------------------------------------------------
7,106,307     40.25%     72.75%   293,646      1.66%      228,662      1.30%      2,138,873      12.11

4. The transaction of any other business that may properly come before the meeting or any adjournments thereof:

              % OF        % OF                 % OF                    % OF                      % OF
           OUTSTANDING   VOTED              OUTSTANDING             OUTSTANDING    BROKER     OUTSTANDING
   FOR       SHARES      SHARES   AGAINST     SHARES      ABSTAIN     SHARES      NON-VOTES     SHARES
---------------------------------------------------------------------------------------------------------
8,826,686     49.99%     90.37%   498,030      2.82%      442,772      2.51%         --           --

*Harris J. Ashton, Nicholas F. Brady, Harmon E. Burns, Frank J. Crothers, S. Joseph Fortunato, Andrew H. Hines, Jr., Edith E. Holiday, Charles B. Johnson and Constantine D. Tseretopoulos are Directors of the Fund who are currently serving and whose terms of office continued after the Annual Meeting of Shareholders.
 24

TEMPLETON EMERGING MARKETS FUND, INC.
Dividend Reinvestment and Cash Purchase Plan

The Fund offers a Dividend Reinvestment and Cash Purchase Plan (the "Plan") with the following features:

Shareholders must affirmatively elect to participate in the Plan; Stock dividends and capital gains distributions will be reinvested automatically; ChaseMellon Shareholder Services, Investor Services, P.O. Box 3338, South Hackensack, NJ 07606-1938, will provide additional Plan information upon request.

Whenever the Fund declares dividends in either cash or common stock of the Fund, if the market price is equal to or exceeds net asset value at the valuation date, the participant will receive the dividends entirely in stock at a price equal to the net asset value, but not less than 95% of the then current market price of the Fund's shares. If the market price is lower than net asset value or if dividends and/or capital gains distributions are payable only in cash, the participant will receive shares purchased on the New York Stock Exchange or otherwise on the open market.

A participant has the option of submitting additional payments to Mellon Securities Trust Company (the "Plan Agent"), in any amounts of at least $100, up to a maximum of $5,000 per month, for the purchase of Fund shares for his or her account. These payments shall be made by check or money order payable to "Mellon Securities Trust Co." and sent to ChaseMellon Shareholder Services, Investor Services, P.O. Box 382009, Pittsburgh, PA 15250-8009, Attn: Templeton Emerging Markets Fund, Inc. The Plan Agent shall apply such payments (less a $5.00 service charge and less a pro rata share of trading fees) to purchases of Fund shares in the open market.

The automatic reinvestment of dividends and/or capital gains does not relieve the participant of any income tax that may be payable on dividends or distributions.

The participant may withdraw from the Plan without penalty at any time by written notice to the Plan Agent sent to ChaseMellon Shareholder Services, Investor Services, P.O. Box 3338, South Hackensack, NJ 07606-1938. Upon withdrawal, the participant will receive, without charge, stock certificates issued in the participant's name for all full shares held by the Plan Agent; or, if the participant wishes, the Plan Agent will sell the participant's shares and send the proceeds, less a service charge of $5.00 and less trading fees.

Whenever shares are purchased on the New York Stock Exchange or otherwise on the open market, each participant will pay a pro rata portion of trading fees. Trading fees will be deducted from amounts to be invested.

TEMPLETON EMERGING MARKETS FUND, INC.

SHAREHOLDER INFORMATION

Shares of Templeton Emerging Markets Fund, Inc. are traded daily on the New York Stock Exchange under the symbol "EMF." The Fund's shares are also listed and traded on the Pacific Exchange. Information about the net asset value and the market price is published each Monday in the Wall Street Journal, weekly in Barron's and each Saturday in The New York Times and other newspapers. Daily market prices for the Fund's shares are published in the New York Stock Exchange Composite Transactions section of newspapers.

For  current  information  about  dividends  and  shareholder   accounts,   call
1-800/416-5585.

The daily closing net asset value as of the previous business day may be obtained when available by calling Franklin Templeton Fund Information after 7 a.m. pacific time any business day at 1-800/DIAL BEN(R) (1-800/342-5236). The Fund's net asset value and dividends are also listed on the NASDAQ Stock Market, Inc.'s Mutual Fund Quotation Service ("NASDAQ MFQS").

Shareholders not receiving copies of the Reports to Shareholders because their shares are registered in the name of a broker or a custodian can request that they be added to the Fund's mailing list, by writing Templeton Emerging Markets Fund, Inc., 100 Fountain Parkway, P.O. Box 33030, St. Petersburg, FL 33733-8030.
 26



SEMIANNUAL REPORT

TEMPLETON EMERGING
MARKETS FUND, INC.
100 Fountain Parkway
P.O. Box 33030
St. Petersburg, Florida 33733-8030

TRANSFER AGENT
ChaseMellon Shareholder Services, L.L.C.
85 Challenger Road
Overpeck Centre
Ridgefield Park, NJ 07660
1-800/416-5585
www.chasemellon.com

FUND INFORMATION
1-800/342-5236

Investors should be aware that the value of investments made for the Fund may go down as well as up. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.


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